LEGAL PROCEEDINGS	12 Months Ended
Dec. 31, 2025
Disclosure Text Block Supplement [Abstract]
LEGAL PROCEEDINGS	LEGAL PROCEEDINGS
The Group, in common with the insurance industry in general, is subject to litigation and arbitration in the normal course of its business. As of December 31, 2025, the Group was not a party to any litigation or arbitration which is expected by management to have a material adverse effect on the Group’s results of operations and financial condition and liquidity.